Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (2,507,317)	$ (363,526)	¥ (2,331,541)	¥ 470,915
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation of property, equipment and software	25,340	3,674	13,776	12,743
Amortization of intangible assets	778	113	778	1,556
Loss on disposal of property, equipment and operating lease right-of-use asset	117	17	288	8
Fair value change of put right liabilities	(34,260)	(4,967)	(16,628)	(3,024)
Equity in loss of affiliates	437,465	63,426	367,883	108,587
Share-based compensation	357,148	51,782	608,609	493,464
Amortization of right-of use assets and interest of lease liabilities	37,698	5,466	19,582	8,837
Recognition of deferred cost for planned dual listing	14,613	2,119
Gains on deconsolidation of a subsidiary				(407,598)
Fair value change of short-term and other investments	13,549	1,964	(30,360)	(11,288)
Changes in operating assets and liabilities
Accounts receivable	33,081	4,796	97,417	(130,498)
Contract assets	253,780	36,795	(26,389)	(227,391)
Prepayments and other receivables	109,226	15,835	(5,155)	(58,692)
Inventories	27,237	3,949	(27,237)
Accruals and other payables	109,863	15,928	152,101	173,713
Contract liabilities	52,555	7,620	224,000
Other non-current liabilities	2,029	294	5,959	7,474
Deferred subsidy income			(7,509)	3,589
Lease liabilities	(35,707)	(5,177)	(18,667)	(8,837)
Net cash generated from (used in) operating activities	(1,102,805)	(159,892)	(973,093)	433,558
Cash flows from investing activities
Purchase of property, equipment and software	(45,830)	(6,645)	(29,932)	(8,008)
Proceeds from disposal of property and equipment	26	4
Capital injection in an affiliate			(6,000)
Proceeds from disposal of short-term and other investments	7,911,518	1,147,062	9,482,040	2,503,749
Purchase of short-term and other investments	(7,407,332)	(1,073,962)	(10,173,314)	(2,491,991)
Cash disposed of resulting from deconsolidation of a subsidiary				(257,651)
Cash received from repayment of loans due from an affiliate				52,000
Net cash generated from (used in) investing activities	458,382	66,459	(727,206)	(201,901)
Cash flows from financing activities
Proceeds from initial public offering and over-allotment, net of underwriting discounts and commissions				726,300
Payment of issuance cost for initial public offering and over-allotment				(27,595)
Proceeds from private placement				2,789,699
Payments of the issuance cost in relation to private placement			(128,786)	(7,244)
Payments of cost in relation to planned dual listing			(9,820)
Proceeds from exercise of warrants			672,664	0
Proceeds from exercise of stock options	44,650	6,474	51,315	9,275
Proceeds from issuance of ordinary shares for restricted share units			8,551	46
Proceeds from bank borrowings	18,956	2,748
Repayment of bank borrowings				(50,000)
Payment for stock repurchase	(21,249)	(3,081)
Prepayment for stock repurchase				34,859
Cash received from collection of prepayment for stock repurchase program				34,859
Net cash generated from financing activities	42,357	6,141	593,924	3,440,481
Effect of exchange rate changes on cash, cash equivalents and restricted cash	389,203	56,429	(128,771)	(106,643)
Net increase (decrease) in cash, cash equivalents and restricted cash	(212,863)	(30,863)	(1,235,146)	3,565,495
Cash, cash equivalents and restricted cash, beginning of year	3,523,632	510,879	4,758,778	1,193,283
Cash, cash equivalents and restricted cash, end of the year	3,310,769	480,016	3,523,632	4,758,778
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	35,707	5,177	18,667	8,837
Right-of-use assets obtained in exchange for operating lease obligations	9,888	1,434	118,436	7,459
Other supplemental cash flow disclosures
Interest paid				957
Income tax paid			9,077
Non-cash activities
Payables for purchase of property, equipment and software	7,124	1,033	6,679
Accrued planned dual listing costs payable			¥ 4,793
Recognition of put right liabilities	¥ 17,729	$ 2,570
Accrued private placement offering costs payable				128,786
Ordinary shares issued to Everest				254,848
Conversion of preferred shares to ordinary shares				3,104,177
Conversion of convertible promissory notes to ordinary shares				¥ 58,826